NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) $ in Millions	1 Months Ended		12 Months Ended
	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)
Statements Line Items
Initial cash distribution			$ 84,246,645
IG Copper, LLC [Member]
Statements Line Items
Consideration received		$ 200
Consideration received released from escrow		190
Remaining consideration received held in escrow		10
Initial cash distribution	$ 84,246,645
Second cash distribution, receivable	$ 5,450,764	$ 4